Description of the Plan	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Description of the Plan
Description of the Plan
(1)	Description of the Plan

The following description of the City National Bank 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan’s Summary Plan Description for a detailed description of the Plan’s provisions. Effective January 1, 2025, the Plan name was changed from the City National Bank Profit Sharing Plan to the City National Bank 401(k) Plan.

(a)	General

The Plan is a defined contribution plan with a 401(k) component, which provides retirement benefits for eligible employees of City National Bank (CNB) and its subsidiaries and certain affiliates (the Company) that have agreed to participate in the Plan. The Plan is administered by City National Bank (the Plan Sponsor) who acts by and through its administrative committee, the Benefits Committee. The Benefits Committee comprises officers of the Plan Sponsor, CNB, an indirect, wholly owned subsidiary of Royal Bank of Canada (RBC). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Effective March 1, 2023, Empower Retirement Services is the record keeper for the Plan, and Empower Trust Company, LLC is the directed trustee and custodian for the Plan. Effective January 1, 2025, the Plan was amended and restated in its entirety. Significant amendments to plan provisions made as part of this restatement are described within these financial statements.

(b)	Contributions

Employees of the Company who have completed one hour of service are eligible to participate in the Plan as of their hire date. Participants direct the investment of their and employer contributions into various investment options offered by the Plan.

Under the 401(k) feature of the Plan, participants can contribute up to 50% of their eligible compensation as defined, but not to exceed the dollar amount allowed by law, which was $23,500 for the year ended December 31, 2025 and $23,000 for the year ended December 31, 2024. The company will contribute an amount equal to one hundred percent (100%) of every dollar of the first six percent (6%) of eligible plan compensation deferred in a payroll period. Effective January 1, 2025, the Plan operates as a Safe Harbor 401(k) plan under IRS regulations. The plan was amended to increase the company match from 75% to 100% of the first 6% of eligible compensation contributed to the Plan each payroll period, allowed for the matching of catch-up contributions, added the match true up feature, and added the additional (“Super”) catch-up contributions for participants ages 60, 61, 62, and 63. Participants age 50 and over may make “catch-up” deferrals in accordance with Internal Revenue Code (IRC) regulations and limitations, not to exceed the dollar amount allowed by law, which was $7,500, and participants ages 60 – 63 may contribute a total of $11,250 in catch-up contributions for year ended December 31, 2025. Participants may also contribute amounts representing distributions (rollovers) from other tax-favored plans. Effective January 1, 2025, the plan was amended to remove the profit sharing contribution (referenced as “Employer Discretionary Contributions”).

(c)	Participant Accounts

Each participant account is credited with the participant’s contributions, allocations of the Company’s matching contribution and profit sharing contribution (if any), earnings or losses and administrative expenses as applicable. Earnings of the various funds are allocated to the participant balances according to the ratio that a participant’s account balance or shares held in a given fund bears to the total of all account balances or shares held in the fund.

(d)	Vesting

Participant contributions and the Company’s matching contributions are immediately fully vested. Except for any protected vesting provision on account of plan merger, the Company’s profit sharing contributions, for participants whose employment terminates prior to his or her Normal Retirement Date for reasons other than death or total disability shall vest in accordance with the following schedule. A participant shall become fully vested in his or her entire accrued profit sharing contribution benefit upon the participant’s Normal Retirement Date, death, or Total Disability as defined by the Plan.

Vested
Years of service	percentage
Less than 2 years	0%
2	25
3	50
4	75
5 or more	100

Any non-vested amounts in a terminated participant’s account will be forfeited in accordance with Plan provisions and used in the following sequence: first, to make any Plan contributions due to participants that have returned from qualified military service that are consistent with applicable law and the terms of the Plan; second, to make any Plan contributions required to correct administrative errors; third, to reduce matching contributions otherwise payable by the Company in the year that the forfeiture first becomes available; fourth, to restore previously forfeited account balances, if any; and fifth, to reduce matching contributions in the following year. During 2025 and 2024, forfeitures in the amounts of $2,322,576 and $2,439,869, respectively, were used in accordance with plan provisions as summarized above. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $1,484,038 and $1,881,598, respectively.

(e)	Benefit Payments

In accordance with Plan provisions, a participant may elect to receive a distribution of his or her entire vested accrued benefit upon the participant’s separation of service or attainment of age 59 ½. Under certain other conditions, such as for financial hardships defined by the Plan, a participant may request a distribution of his or her contributions.

In general, for distributions other than for financial hardship or withdrawal of employee after-tax contributions, the method of payment shall be based on the participant’s election and may be made in the form of a single sum payment (cash or direct transfer to an Individual Retirement Account (IRA) or tax-favored plan that accepts the transfer), installments, or partial distribution (if vested account exceeds $5,000). A participant may also elect a combination of cash lump-sum payment and direct transfer. Distributions shall be made in cash or in-kind in accordance with the participant’s election and Plan provisions.

(f)	Notes Receivable from Participants

In accordance with provisions of the Plan’s Loan Program, loans to participants may be made in an amount not less than $1,000 and not to exceed the lesser of 50% of the participant’s vested account balance, or $50,000 reduced by the highest outstanding balance during the previous 12 months. Participants may only have one loan outstanding at a time. Such loans are collateralized by the participant’s vested balance in the Plan and bear the prevailing interest rate used by lending institutions for loans made under similar circumstances. Interest rates ranged from 4.25% to 9.50% and maturity dates ranged from January 2026 to November 2040 as of December 31, 2025. The terms of these loans cannot exceed five years except that if the loan is used to purchase the principal residence of the participant, the loan term may be extended for up to a period of 15 years. Principal and interest are paid ratably through payroll deductions.

(g)	Plan Termination

The Company has not expressed any intent to terminate the Plan; however, it may do so at any time, subject to the provisions of ERISA. In the event of Plan termination, participants automatically become fully vested in their accrued benefits.